4 INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES	4. INVENTORIES Inventories at December 31, 2015 and 2014, consisted of the following:
	December 31, 2015	December 31, 2014
Finished Goods	$2,020.34	$58,256